Expense Example	Dec. 29, 2025 USD ($)
Villere Balanced Fund | Villere Balanced Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,249
Villere Equity Fund | Villere Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	$ 1,620